Long-term debt and capital lease obligations - Accounts Receivable Facility, Other and Secured debt (Details) € in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Jul. 11, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015	Nov. 26, 2014 USD ($)
Debt
Maximum amount available		€ 3,319,153			€ 3,592,897
Balance outstanding		€ 2,027,082			€ 2,253,885
Interest rate on borrowings (as a percent)	4.19%	4.19%		4.64%	4.64%	4.48%
Current Portion of long term borrowings		€ 883,535			€ 724,218
Amended 2012 credit agreement
Debt
Maximum amount available | $			$ 3,900,000				$ 4,400,000
Accounts Receivable Facility
Debt
Maximum amount available	$ 800,000	667,056		$ 800,000	758,941
Balance outstanding	353,000	294,338		175,000	166,018
Letters of credit outstanding	$ 71,244	€ 59,404		$ 15,647	€ 14,844
Interest rate on borrowings (as a percent)	1.40%	1.40%		1.00%	1.00%
Other
Debt
Fixed payment obligations for acquisitions		€ 14,199			€ 24,566
Current Portion of long term borrowings		€ 4,453			€ 15,248